INCOME TAX EXPENSE Narrative (Details) € in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 USD ($)
Disclosure of major components of tax expense (income) [Line Items]
Income tax expense (recovery)	$ 102	$ 407	$ 380		$ 581
Unadjusted effective income tax rate			16.00%	16.00%
Effective income tax rate			26.00%	26.00%
Tax effect of net currency translation differences on tax balances			$ 47		36
Corporate alternative minimum tax rate			15.00%	15.00%
Consolidated revenue benchmark for OECD Pillar Two model | €				€ 750
Loulo-Gounkoto [Domain]
Disclosure of major components of tax expense (income) [Line Items]
Derecognition of current and deferred tax balances			$ 437
United States and Peru [Domain]
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholdings taxes					$ 20
Argentina, Tanzania, Saudi Arabia and United States [Domain]
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholdings taxes			$ 50